Deposits (Tables)	12 Months Ended
Dec. 31, 2023
Deposits [Abstract]
Schedule of Deposits

Deposits at December 31, 2023 and 2022 are summarized as follows:

	In Thousands
	2023	2022
Demand deposits	$389,725	414,905
Savings accounts	320,301	338,963
Negotiable order of withdrawal accounts	934,709	1,070,629
Money market demand accounts	1,156,694	1,301,349
Certificates of deposit $250,000 or greater	548,269	230,408
Other certificates of deposit	942,346	471,249
Individual retirement accounts $250,000 or greater	11,018	7,727
Other individual retirement accounts	64,044	57,475
Total	$4,367,106	3,892,705

Schedule of Principal Maturities of Certificates of Deposit and Individual Retirement Accounts

Principal maturities of certificates of deposit and individual retirement accounts at December 31, 2023 are as follows:

(In Thousands)
Maturity	Total
2024	$1,228,675
2025	258,962
2026	38,934
2027	22,734
2028	15,579
Thereafter	793
$1,565,677